Basis of Presentation and General Information - Results of operations since the acquisition date (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Voyage revenues	$ 221,987	$ 234,035	$ 145,041
Operating income/(loss)	(109,255)	(425,574)	(1,432)
Net loss	$ (154,228)	$ (458,177)	(11,723)
Oceanbulk
Voyage revenues			39,585
Operating income/(loss)			(645)
Net loss			(4,822)
Pappas Companies
Voyage revenues			2,249
Operating income/(loss)			111
Net loss			$ (213)